CONVERTIBLE SENIOR NOTES - Additional information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands					12 Months Ended
	Jun. 03, 2020 CNY (¥)	Jun. 03, 2020 USD ($) $ / shares	Sep. 17, 2019 CNY (¥) $ / Options	Sep. 17, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 03, 2020 ¥ / shares	Sep. 17, 2019 USD ($) $ / shares $ / Options
CONVERTIBLE SENIOR NOTES
Fair value per ADS at commitment date | $ / shares								$ 0.07
Convertible Senior Notes Held By Related Parties					¥ 955,097		¥ 1,617,846	$ 149,876,000
Convertible Senior Notes Held By Third Parties | ¥							642,121
Convertible senior notes held by third parties-current					633,475			99,406,000
Convertible senior notes held by a related party - current					633,475			99,406,000
Third parties
CONVERTIBLE SENIOR NOTES
Face amount of debt											$ 100,000,000
2024 Convertible Notes
CONVERTIBLE SENIOR NOTES
Face amount of debt					¥ 1,275,140		¥ 1,304,980	200,000,000			$ 200,000,000
Stated interest rate of debt			1.75%								1.75%
Initial conversion rate | (per share)							¥ 141.844		$ 7.05
Principal amount considered for conversion									$ 1,000
Redemption price (as a percent)					100.00%	100.00%
Fair value per ADS at commitment date | $ / shares											$ 5.53
Proceeds from issuance of notes			¥ 1,375,355	$ 194,457,000
Underwriting discounts and offering expenses			39,205	5,543,000
Proceeds from issuance of notes, gross				$ 200,000,000
Unamortized debt discount					¥ 8,190		¥ 20,688	1,188,000
Interest cost recognized relating to contractual interest coupon and amortization of discount					34,758	$ 5,454,000	37,103
Accretion expected					¥ 1,275,140			200,000,000
Remaining discount amortization period (in years)					9 months	9 months
Aggregate scheduled maturities of Notes					¥ 1,266,950		1,284,292	198,812,000
Convertible Senior Notes Held By Related Parties | ¥							642,121
Convertible Senior Notes Held By Third Parties | ¥							642,121
Convertible senior notes held by third parties-current					633,475			99,406,000
Convertible senior notes held by a related party - current					633,475			99,406,000
2024 Convertible Notes | Call options
CONVERTIBLE SENIOR NOTES
Capped call options			¥ 159,138								$ 22,500,000
Cap price | $ / Options			10.0								10.0
2024 Convertible Notes | Alibaba.com
CONVERTIBLE SENIOR NOTES
Face amount of debt											$ 100,000,000
2025 Convertible Notes
CONVERTIBLE SENIOR NOTES
Face amount of debt					956,355		978,735	150,000,000
Initial conversion rate | (per share)		$ 6.07								¥ 16,474.46
Principal amount considered for conversion		$ 100,000,000
Redemption price (as a percent)	100.00%	100.00%
Fair value per ADS at commitment date | $ / shares		$ 5.49
Proceeds from issuance of notes	¥ 1,061,421	$ 149,340,000
Underwriting discounts and offering expenses	4,689	660,000
Proceeds from issuance of notes, gross	¥ 1,066,110	150,000,000
Unamortized debt discount					1,258		3,010	124,000
Net carrying amount of Notes					955,097		975,725	149,876,000
Interest cost recognized relating to contractual interest coupon and amortization of discount					45,508	$ 7,141,000	27,908
Accretion expected					¥ 956,355			150,000,000
Remaining discount amortization period (in years)					1 year 5 months 1 day	1 year 5 months 1 day
Convertible Senior Notes Held By Related Parties					¥ 955,097		¥ 975,725	$ 149,876,000
2025 Convertible Notes | Alibaba.com
CONVERTIBLE SENIOR NOTES
Face amount of debt		$ 150,000,000
Stated interest rate of debt		4.50%